STOCK-BASED COMPENSATION Fair Value Assumptions (Details) (TSR Units, USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
TSR Units
Share-based Compensation Arrangement by Share-based Payment Award
Historical volatility rate period		3 years
Assumptions used in fair value valuation
Risk Free Interest Rate:	0.72%	1.18%
Expected Stock Price Volatility:	50.40%	49.20%
Expected Service Period:	3 years	2 years 8 months
Expected Dividend Yield (assuming full reinvestment):	0.00%	0.00%
Stock-based compensation expense	$ 0.3	$ 4.6